Alliance
Municipal
Trust
-- General Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                MUNICIPAL
                BONDS- 87.3%
                ALABAMA - 1.9%
                Alabama HFA MFHR
                (Parklane Apts. Project)
                Series 02B
$   2,850       3/01/27(b).......................     1.80%     $    2,850,000
                Alabama HFA MFHR
                (Sterling Pointe Apts.)
                Series 02A AMT
    4,500       2/01/23(b).......................     1.75           4,500,000
                Alabama IDA
                (Homeland Vinyl
                Products)
                Series 94 AMT
    5,590       11/01/14(b)......................     1.80           5,590,000
                Chatom IDB PCR
                (AEC Project)
                Series 01 AMT
    5,000       4/01/31(b).......................     1.80           5,000,000
                Mobile IDA
                (Hosea O. Weaver &
                Sons Project)
                Series 99 AMT
    3,000       3/01/09(b).......................     1.90           3,000,000
                                                                --------------
                                                                    20,940,000
                                                                --------------
                ARIZONA - 1.8%
                Arizona School
                District TAN
                (Financing Program)
                Series 02
    8,400       7/31/03..........................     1.40           8,428,652
                Maricopa County IDA
                MFHR
                (Las Gardenias Apts.)
                Series 00A AMT
    4,495       4/15/33(b).......................     1.75           4,495,000
                Pinal County IDA
                SWDR
                (Milky Way Dairy
                LLC Project)
                Series 02
    6,750       4/01/32(b).......................     1.85           6,750,000
                                                                --------------
                                                                    19,673,652
                                                                --------------
                ARKANSAS - 1.6%
                Arkansas Development
                Finance Authority
                (Teris LLC Project)
                Series 02 AMT
    4,000       3/01/21(b).......................     1.65           4,000,000
                Union County SWDR
                (Deltic Timber/
                Temple Inland)
                Series 97A AMT
   14,500       10/01/27(b)......................     1.65          14,500,000
                                                                --------------
                                                                    18,500,000
                                                                --------------
                CALIFORNIA - 4.1%
                California Department
                of Water
                (Power Supply
                Revenue Bonds)
                Series 02C-7 FSA
   16,000       5/01/22(b).......................     1.80          16,000,000
                California Department
                of Water
                (Power Supply
                Revenue Bonds)
                Series 02C-9
    5,000       5/01/22(b).......................     1.80           5,000,000
                California Higher
                Education Loan
                Authority
                (Student Loan Revenue)
                Series A4 AMT PPB
    7,500       4/01/03..........................     2.35           7,500,000
                California RAN
                Series 02C
    7,000       6/20/03..........................     1.42           7,000,000
                California RAN
                Series 02G
   11,000       6/20/03..........................     1.67          11,000,000
                                                                --------------
                                                                    46,500,000
                                                                --------------
                COLORADO - 1.5%
                Colorado Agriculture
                Development Authority
                (Rocky Mountain
                Milling LLC)
                Series 00 AMT
    3,000       9/01/10(b).......................     1.85           3,000,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Colorado Housing &
                Finance Authority SWDR
                (Waste Management,
                Inc. Project)
                Series 02 AMT
$  14,160       7/01/27(b).......................     1.25%     $   14,160,000
                                                                --------------
                                                                    17,160,000
                                                                --------------
                DELAWARE - 2.5%
                Delaware Economic
                Development Authority
                IDR
                (Delaware Clean
                Power Project Motiva
                Enterprises)
                Series 97A AMT
   27,900       8/01/29(b).......................     1.80          27,900,000
                                                                --------------
                FLORIDA - 0.7%
                Broward County
                HFA MFHR
                (Sawgrass Pines Apts.)
                Series 93A AMT
    5,500       11/01/23(b)......................     1.67           5,500,000
                Hillsborough County
                IDA
                (Tampa Metro Area
                YMCA Project)
                Series 00
    2,500       3/01/25(b).......................     1.60           2,500,000
                                                                --------------
                                                                     8,000,000
                                                                --------------
                GEORGIA - 2.4%
                Dekalb County Housing
                Authority MFHR
                (Signature Station Apts.)
                Series 01 AMT
   17,000       8/01/33(b).......................     1.80          17,000,000
                Savannah Economic
                Development Authority
                (Georgia Kaolin)
                Series 97 AMT
    6,000       7/01/27(b).......................     1.65           6,000,000
                Tattnall County IDA
                (Rotary Corp. Project)
                Series 99 AMT
    3,800       9/01/11(b).......................     1.65           3,800,000
                                                                --------------
                                                                    26,800,000
                                                                --------------
                ILLINOIS - 6.1%
                Aurora, Kane,
                Du Page IDA
                (Yeomans Chicago
                Project)
                Series 98 AMT
    6,000       11/01/28(b)......................     1.85           6,000,000
                Bolingbrook HFA
                MFHR
                (Amberton Apts.)
                Series 97A AMT
    7,000       2/15/31(b).......................     1.62           7,000,000
                City of Chicago
                (J.M.B. Moesle LLC
                Project)
                Series 01 AMT
    2,025       1/01/31(b).......................     1.80           2,025,000
                East Moline IDR
                (Elliott Aviation Project)
                Series 99 AMT
    1,200       12/01/19(b)......................     1.70           1,200,000
                Harvey MFHR
                (Bethlehem Village)
                Series 97 AMT
    3,400       12/01/27(b)......................     1.67           3,400,000
                Illinois Development
                Finance Authority
                (Tajon Warehousing
                Corp.)
                Series A AMT
    3,100       1/01/10(b).......................     1.70           3,100,000
                Illinois Development
                Finance Authority
                (Trim-Rite Food Corp.
                Project)
                Series 00 AMT
    5,670       12/01/25(b)......................     1.85           5,670,000
                Illinois Development
                Finance Authority
                (Valspar Corp.)
                Series 95 AMT
    6,000       8/01/15(b).......................     1.65           6,000,000
                Illinois Development
                Finance Authority IDR
                (R.A. Zweig, Inc.
                Project)
                Series 98 AMT
    5,690       6/01/18(b).......................     1.70           5,690,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Illinois Development
                Finance Authority
                MFHR
                (Butterfield Creek
                Assoc.)
                Series 99 AMT
$   6,750       4/01/39(b).......................     1.85%     $    6,750,000
                Illinois Development
                Finance Authority
                MFHR
                (Cinnamon Lake
                Towers)
                Series 97 AMT
    5,300       4/15/37(b).......................     1.65           5,300,000
                Illinois Development
                Finance Authority
                MFHR
                (Lakeview Partners 1)
                Series 98 AMT
    5,225       1/01/28(b).......................     1.85           5,225,000
                Illinois Housing
                Development Authority
                MFHR
                (Sterling Towers Project)
                Series 01 AMT
    3,125       10/01/35(b)......................     1.70           3,125,000
                Lake County IDR
                (Northpoint Associates
                LLC Project)
                Series 94 AMT
    2,000       7/01/29(b).......................     1.65           2,000,000
                Rock Island
                Metropolitan Airport
                Authority
                (Elliot Aviation Project)
                Series 98 AMT
    2,200       12/01/18(b)......................     1.70           2,200,000
                Rock Island
                Metropolitan Airport
                Authority
                (Quad City International
                Airport Project)
                Series 98 AMT
    2,415       12/01/18(b)......................     1.70           2,415,000
                Upper Illinois River
                Valley Development
                Authority IDR
                (Tri-Con Materials
                Project)
                Series 01 AMT
    1,265       6/01/21(b).......................     1.80           1,265,000
                                                                --------------
                                                                    68,365,000
                                                                --------------
                INDIANA - 1.5%
                City of Indianapolis
                (Local Public
                Improvement Bond
                Bank Notes)
                Series 02A
    4,000       1/09/03..........................     1.49           4,000,680
                Princeton IDA
                (Orion Denki America,
                Inc. Project)
                Series 87 AMT
    3,845       5/01/17(b).......................     1.85           3,845,000
                Valparaiso IDA
                (Block Heavy &
                Highway Products)
                Series 99 AMT
    3,905       5/01/19(b).......................     1.70           3,905,000
                Warrick County MFHR
                (Village Community
                Partners)
                Series 01 AMT
      600       10/01/34(b)......................     1.70             600,000
                Westfield IDR
                (PL Porter Project)
                Series 89 AMT
    4,000       12/01/09(b)......................     1.38           4,000,000
                                                                --------------
                                                                    16,350,680
                                                                --------------
                KANSAS - 1.4%
                Colwich IDR
                (Epco Carbondioxide
                Products)
                Series 99 AMT
    1,595       8/01/14(b).......................     1.80           1,595,000
                Dodge City IDR
                (Farmland National
                Beef Packing Co.)
                Series 00 AMT
    6,000       3/01/15(b).......................     1.85           6,000,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Liberal IDR
                (Farmland National
                Beef Packing Co.)
                Series 00 AMT
$   5,850       10/01/09(b)......................     1.85%     $    5,850,000
                Wyandotte County
                MFHR
                (Royal Ridge Apts.)
                Series 02A-1
    2,695       6/15/35(b).......................     1.75           2,695,000
                                                                --------------
                                                                    16,140,000
                                                                --------------
                KENTUCKY - 3.2%
                Bowling Green IDR
                (Woodcraft
                Industries, Inc.)
                Series 95 AMT
    5,400       3/01/25(b).......................     1.80           5,400,000
                Breckinridge County
                (Kentucky Association of
                Counties Leasing Trust)
                Series 99
   14,170       12/01/29(b)......................     1.63          14,170,000
                Jefferson County IDA
                (Strawberry Lane
                Venture)
                AMT
    2,110       6/01/19(b).......................     1.75           2,110,000
                Kentucky Development
                Finance Authority
                (Hesco Project)
                AMT
    5,800       2/01/08(b).......................     1.70           5,800,000
                Montgomery County
                (Conn Fineblanking
                Corp. Project)
                Series 96 AMT
    5,500       8/01/15(b).......................     1.80           5,500,000
                Perry County SWDR
                (TJ International Project)
                Series 98 AMT
    3,355       9/01/28(b).......................     1.65           3,355,000
                                                                --------------
                                                                    36,335,000
                                                                --------------
                LOUISIANA - 0.3%
                Caddo-Bossier Port
                (Oakley Louisiana, Inc.
                Project)
                Series 98 AMT
    3,715       1/01/28(b).......................     1.80           3,715,000
                                                                --------------
                MAINE - 0.8%
                Maine MFHR
                (Park Village Apts.)
                AMT
    9,000       10/28/32(b)......................     1.70           9,000,000
                                                                --------------
                MARYLAND - 0.6%
                Maryland Stadium
                Authority
                (Sports Facilities Lease)
                Series 99 AMT
    7,200       12/15/19(b)......................     1.63           7,200,000
                                                                --------------
                MASSACHUSETTS - 2.9%
                Massachusetts
                Development Finance
                Agency
                (Masonic Nursing Home)
                Series 02
   30,000       7/01/32(b).......................     1.68          30,000,000
                Massachusetts Health &
                Education Facilities
                (Brigham & Women's
                Hospital)
                Series 85A
    2,340       7/01/17(b).......................     1.50           2,340,000
                                                                --------------
                                                                    32,340,000
                                                                --------------
                MICHIGAN - 3.1%
                Michigan Municipal
                Bond Authority RAN
                Series 02C-1
    9,000       8/22/03...........................    1.40           9,047,921
                Michigan Strategic
                Fund
                (Donnelly Corp. Project)
                Series A AMT
    2,000       3/01/10(b)........................    1.65           2,000,000
                Michigan Strategic
                Fund
                (Republic Services, Inc.
                Project)
                Series 01 AMT
    5,000       8/01/31(b).......................     1.65           5,000,000
                Michigan Strategic
                Fund SWDR
                (Grayling Generating
                Project)
                Series 90 AMT
   18,397       1/01/14(b).......................     1.60          18,397,000
                                                                --------------
                                                                    34,444,921
                                                                --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                MINNESOTA - 2.3%
                Hennepin County MFHR
                (City Apts. at Loring
                Park)
                Series 01 AMT
$   2,600       6/15/34(b).......................     1.80%     $    2,600,000
                Hennepin County MFHR
                (Stone Arch Apts. Project)
                Series 02 AMT
    2,800       4/15/35(b).......................     1.75           2,800,000
                Minneapolis MFHR
                (Gateway Real Estate)
                Series 02 AMT
    1,400       10/01/32(b)......................     1.75           1,400,000
                Minnesota HFA
                Series 02K AMT
   14,105       7/01/36(b).......................     1.35          14,105,000
                St. Louis Park MFHR
                (Newport on Seven Apts.)
                Series 01 AMT
    5,120       9/15/31(b).......................     1.75           5,120,000
                                                                --------------
                                                                    26,025,000
                                                                --------------
                MISSISSIPPI - 4.3%
                Mississippi Business
                Finance Corp.
                (H.M. Richards, Inc.
                Project)
                Series 01 AMT
    2,800       12/01/16(b)......................     1.80           2,800,000
                Mississippi Business
                Finance Corp. IDR
                (Corinthian, Inc. Project)
                Series 01 AMT
    5,410       6/01/16(b).......................     1.80           5,410,000
                Mississippi Business
                Finance Corp. IDR
                (Epco Carbondioxide
                Products, Inc.)
                Series 02 AMT
    3,750       3/01/17(b).......................     1.80           3,750,000
                Mississippi Business
                Finance Corp. IDR
                (Howard Industries
                Project)
                Series 02 AMT
    3,675       10/01/08(b)......................     1.80           3,675,000
                Mississippi Business
                Finance Corp. IDR
                (Silver Creek Co.
                Project)
                Series 01 AMT
    7,710       6/01/19(b).......................     1.80           7,710,000
                Mississippi Home Corp.
                MFHR
                (Highland Park Apts.)
                Series 01-4 AMT
    7,500       12/01/31(b)......................     1.80           7,500,000
                Mississippi Home Corp.
                MFHR
                (Summer Park Apts.)
                Series 99D-1 AMT
    9,800       10/01/29(b)......................     1.80           9,800,000
                Mississippi Home Corp.
                MFHR
                (Summer Park Apts.)
                Series 99D-2 AMT
      750       10/01/29(b)......................     1.80             750,000
                Prentiss County IDA
                (Heidelberg Eastern)
                AMT
    6,650       10/01/17(b)......................     1.60           6,650,000
                                                                --------------
                                                                    48,045,000
                                                                --------------
                MISSOURI - 0.5%
                St. Louis IDA
                (Hammert's Iron
                Works, Inc.)
                Series 99 AMT
    3,900       6/01/09(b).......................     1.65           3,900,000
                St. Louis IDA
                (Homer G. Phillips
                Project)
                Series 01A AMT
    1,450       12/01/31(b)......................     1.95           1,450,000
                                                                --------------
                                                                     5,350,000
                                                                --------------
                NEBRASKA - 0.2%
                York County IDR
                (Epco Carbondioxide
                Products)
                Series 98 AMT
    1,800       9/01/08(b).......................     1.80           1,800,000
                                                                --------------

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                NEVADA - 0.4%
                Nevada Business &
                Industry Department
                (575 Mill St. Project)
                Series 98A AMT
$   3,255       12/01/28(b)......................     1.80%     $    3,255,000
                Nevada Housing
                Division MFHR
                (City Center Las
                Vegas Project)
                Series 02A
    1,750       4/01/35(b).......................     1.63           1,750,000
                                                                --------------
                                                                     5,005,000
                                                                --------------
                NEW YORK - 3.8%
                East Meadow Union
                Free School District
                BAN
                Series 02
   16,000       8/22/03..........................     1.43          16,027,052
                Half Hollow Hills
                Central School District
                TAN
                (Huntington & Babylon)
                Series 02
    3,500       6/26/03..........................     2.25           3,513,592
                New York Environmental
                Facilities Corp. SWDR
                (Waste Management,
                Inc.)
                Series 02B AMT
    7,600       5/01/19(b).......................     1.62           7,600,000
                New York HFA MFHR
                (350 West 43rd St.
                Housing)
                Series 02 AMT
   15,000       11/01/34(b)......................     1.65          15,000,000
                                                                --------------
                                                                    42,140,644
                                                                --------------
                NORTH CAROLINA - 0.8%
                Johnston County IDA
                (Mebane Packaging
                Corp.)
                AMT
    2,029       6/01/03(b).......................     1.65           2,029,152
                North Carolina
                Educational Facilities
                Finance Agency
                (Gardner Webb
                University)
                Series 99
    2,500       7/01/19(b).......................     1.55           2,500,000
                North Carolina Medical
                Care Commission
                (Cleveland Regional
                Medical Center Project)
                Series 01
    1,000       1/01/18(b).......................     1.55           1,000,000
                Randolph County PCR
                (Wellmark, Inc. Project)
                Series 01 AMT
    2,250       2/01/16(b).......................     1.70           2,250,000
                Winston Salem COP
                (Risk Acceptance
                Management Corp.)
                Series 88
      400       7/01/09(b).......................     1.60             400,000
                Winston Salem Water
                & Sewer Systems
                Series 02C
      400       6/01/28(b).......................     1.55             400,000
                                                                --------------
                                                                     8,579,152
                                                                --------------
                NORTH DAKOTA - 1.5%
                Hebron IDA
                (Dacco, Inc. Project)
                Series 98 AMT
    3,065       3/01/15(b).......................     1.80           3,065,000
                Richland County
                SWDR
                (Minnesota-Dakota
                Farmers Cooperative
                Project)
                Series 02 AMT
   14,000       4/01/19(b).......................     1.80          14,000,000
                                                                --------------
                                                                    17,065,000
                                                                --------------
                OKLAHOMA - 0.2%
                Broken Arrow Economic
                Development Authority
                (Paragon Films Project)
                AMT
    1,970       8/01/04(b).......................     1.98           1,970,000
                                                                --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                OREGON - 0.7%
                Gilliam County SWDR
                (Waste Management
                Project)
                Series 00A AMT
$   5,900       8/01/25(b).......................     1.80%     $    5,900,000
                Oregon Economic
                Development Corp.
                (McFarland Cascade
                Project)
                AMT
    1,690       11/01/16(b)......................     1.80           1,690,000
                                                                --------------
                                                                     7,590,000
                                                                --------------
                PENNSYLVANIA - 1.2%
                Pennsylvania Higher
                Education
                (Student Loan Revenue
                Bonds)
                Series 01B AMT PPB
   13,700       1/01/17(b).......................     3.15          13,777,817
                                                                --------------
                RHODE ISLAND - 0.8%
                Rhode Island
                (Student Loan Revenue)
                Series 95-1 AMT
    4,200       7/01/19(b).......................     1.60           4,200,000
                Rhode Island
                (Student Loan Revenue)
                Series 96-2 AMT
    5,000       6/01/26(b).......................     1.60           5,000,000
                                                                --------------
                                                                     9,200,000
                                                                --------------
                TENNESSEE - 3.2%
                Blount County IDR
                (Advanced Crystal
                Technology, Inc.)
                Series 88 AMT
    1,800       8/01/08(b).......................     1.95           1,800,000
                Stewart County IDR
                SWDR
                (Standard Gypsum
                Project)
                Series 99 AMT
   28,150       5/01/34(b).......................     1.65          28,150,000
                Volunteer State Student
                Funding Corp.
                Series 87A-3 AMT
    5,900       12/01/17(b)......................     1.55           5,900,000
                                                                --------------
                                                                    35,850,000
                                                                --------------
                TEXAS - 10.5%
                Bexar County Health
                Facilities Development
                Corp.
                (Air Force Village)
                Series 00
    3,900       8/15/30(b).......................     1.55           3,900,000
                Brazos Higher
                Education Authority
                (Student Loan Revenue)
                Series 93B-1 AMT
    1,500       6/01/23(b).......................     1.25           1,500,000
                Brazos River Harbor
                Navigation District
                (Joint Venture Project)
                Series 98 AMT
    2,800       9/01/18(b).......................     1.85           2,800,000
                Brazos River Harbor
                Navigation District
                (Merey Sweeny LP
                Project)
                Series 01B AMT
    1,100       4/01/21(b).......................     1.85           1,100,000
                Brazos River Harbor
                Navigation District
                (Merey Sweeny LP
                Project)
                Series 02A AMT
    4,800       4/01/21(b).......................     1.85           4,800,000
                Calhoun County IDA
                (Formosa Plastics Corp.
                Project)
                Series 94 AMT
    6,700       11/01/15(b)......................     1.60           6,700,000
                Camp County IDA
                (Pilgrims Pride Corp.)
                Series 99 AMT
    8,000       7/01/29(b).......................     1.65           8,000,000
                Corpus Christi IDA
                (De Dietrich, Inc.)
                Series 88 AMT
    3,000       11/01/08(b)......................     1.70           3,000,000
                Corpus Christi IDA
                (De Dietrich, Inc.)
                Series 89 AMT
    2,000       11/01/08(b)......................     1.70           2,000,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Gulf Coast IDA
                (Citgo Petroleum Corp.
                Project)
                Series 02 AMT
$   3,500       2/01/32(b).......................     1.85%     $    3,500,000
                Harris County Housing
                Finance Corp. MFHR
                (Park at Kirkstall Apts.)
                Series 02
   14,500       12/01/32(b)......................     1.80          14,500,000
                Port Beaumont IDR
                (EPCO Carbondioxide
                Products)
                Series 98 AMT
    3,500       5/01/08(b).......................     1.80           3,500,000
                Port Port Arthur
                Navigation District
                (Motiva Enterprises
                Project)
                Series 02 AMT
   10,945       12/01/27(b)......................     1.75          10,945,000
                Texas GO
                (Veterans Housing
                Assistance Program)
                Series 02A-2 AMT
    6,000       6/01/33(b).......................     1.63           6,000,000
                Texas TRAN
                Series 02
   45,000       8/29/03..........................     2.75          45,395,136
                                                                --------------
                                                                   117,640,136
                                                                --------------
                UTAH - 0.4%
                Salt Lake County IDR
                (SPS Technologies, Inc.
                Project)
                AMT
    4,500       12/01/12(b)......................     1.75           4,500,000
                                                                --------------
                VIRGINIA - 2.2%
                Harrisonburg MFHR
                (Huntington Village
                Apts.)
                Series 01A AMT
    2,000       8/15/33(b).......................     1.60           2,000,000
                Henrico EDA
                (White Oak
                Semiconductor)
                Series 00 AMT
    6,188       10/01/27(b)......................     1.65           6,188,000
                James City County
                IDA MFHR
                (Chambrel Project)
                Series 02
   10,000       11/15/32(b)......................     1.60          10,000,000
                King George County
                IDA SWDR
                (Garnet of VA, Inc.)
                Series 96 AMT
    2,500       9/01/21(b).......................     1.65           2,500,000
                Loudoun County IDA
                (Atlantic Coast Airlines)
                Series 01 AMT
    3,900       6/01/22(b).......................     1.90           3,900,000
                                                                --------------
                                                                    24,588,000
                                                                --------------
                WASHINGTON - 8.9%
                Olympia Economic
                Development Corp.
                (Spring Air Northwest
                Project)
                Series 98 AMT
    1,180       11/01/23(b)......................     1.80           1,180,000
                Port Bellingham
                (BP West Coast
                Products LLC Project)
                Series 02 AMT
    4,300       12/01/33(b)......................     1.80           4,300,000
                Washington Economic
                Development Finance
                Authority
                (Darigold, Inc./Westfarm
                Foods)
                Series 01 AMT
    7,375       8/01/24(b).......................     1.80           7,375,000
                Washington Economic
                Development Finance
                Authority SWDR
                (Waste Management
                Project)
                Series 00H AMT
    6,825       10/01/25(b)......................     1.80           6,825,000
                Washington Economic
                Development Finance
                Authority SWDR
                (Waste Management, Inc.
                Project)
                Series 02D AMT
    8,000       7/01/27(b).......................     1.60           8,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Washington Economic
                Development Finance
                Authority SWDR
                (Waste Management,
                Inc. Project)
                Series 02E AMT
$   5,000       7/01/30(b).......................     1.25%     $    5,000,000
                Washington Housing
                Finance Commission
                MFHR
                (Assisted Living
                Concepts) AMT
    5,500       1/01/17(b).......................     1.80           5,500,000
                Washington Housing
                Finance Commission
                MFHR
                (Evergreen Ridge Apts.
                Project) AMT
    2,115       12/01/24(b)......................     1.80           2,115,000
                Washington Housing
                Finance Commission
                MFHR
                (Hamilton Place) AMT
    2,825       7/01/28(b).......................     1.70           2,825,000
                Washington Housing
                Finance Commission
                MFHR
                (Heatherstone Apts.)
                Series 95 AMT
    8,545       7/01/25(b).......................     1.70           8,545,000
                Washington Housing
                Finance Commission
                MFHR
                (Larkin Place Apts.)
                Series 96 AMT
    5,235       7/01/28(b).......................     1.70           5,235,000
                Washington Housing
                Finance Commission
                MFHR
                (LTC Properties, Inc.
                Project) AMT
    1,860       12/01/15(b)......................     1.80           1,860,000
                Washington Housing
                Finance Commission
                MFHR
                (Marketplace Apts.)
                Series 97A AMT
    6,020       7/01/29(b).......................     1.70           6,020,000
                Washington Housing
                Finance Commission
                MFHR
                (Merrill Gardens Apts.)
                Series 97A AMT
    2,400       7/01/22(b).......................     1.65           2,400,000
                Washington Housing
                Finance Commission
                MFHR
                (Mill Pointe Apts.)
                Series 99A AMT
    5,725       1/01/30(b).......................     1.80           5,725,000
                Washington Housing
                Finance Commission
                MFHR
                (Oxford Square Apts.)
                Series 98A AMT
    2,250       12/01/28(b)......................     1.80           2,250,000
                Washington Housing
                Finance Commission
                MFHR
                (Pacific Inns Apts.
                Project)
                Series A AMT
    2,575       5/01/28(b).......................     1.80           2,575,000
                Washington Housing
                Finance Commission
                MFHR
                (Sherwood Springs
                Apts.)
                Series 97 AMT
    3,720       9/01/27(b).......................     1.80           3,720,000
                Washington Housing
                Finance Commission
                MFHR
                (Summerglen Apts.
                Project)
                Series 95 AMT
    1,115       11/01/25(b)......................     1.80           1,115,000
                Washington Housing
                Finance Commission
                MFHR
                (Twin Ponds)
                Series 98A AMT
    5,515       2/01/28(b).......................     1.70           5,515,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Washington Housing
                Finance Commission
                MFHR
                (Whisperwood Apts.
                Project)
                Series 02A AMT
$   6,240       5/15/35(b).......................     1.65%     $    6,240,000
                Washington SWDR
                (Waste Management
                Project)
                Series 01C AMT
    5,500       2/01/26(b).......................     1.80           5,500,000
                                                                --------------
                                                                    99,820,000
                                                                --------------
                WEST VIRGINIA - 2.4%
                Marion County SWDR
                (Grant Town
                Cogeneration Project)
                Series 91B AMT
   10,170       10/01/17(b)......................     1.70          10,170,000
                Marion County SWDR
                (Grant Town
                Cogeneration Project)
                Series 92A AMT
    9,200       10/01/17(b)......................     1.65           9,200,000
                Putnam County
                (Flexsys America Project)
                Series A AMT
    5,000       10/01/25(b)......................     1.67           5,000,000
                West Virginia Hospital
                Finance Authority
                (WVHA Pooled Loan
                Finance Program)
                Series 00A
    2,545       8/01/30(b).......................     1.75           2,545,000
                                                                --------------
                                                                    26,915,000
                                                                --------------
                WISCONSIN - 4.4%
                Antigo Wisconsin IDA
                (Plaspack USA, Inc.)
                Series 98A AMT
    2,100       12/01/18(b)......................     1.70           2,100,000
                Farmington IDR
                (Swiss Valley Farms Co.
                Project)
                Series 00 AMT
    2,700       11/01/20(b)......................     1.70           2,700,000
                Kaukauna IDR
                (Valley Tissue)
                Series A AMT
    1,915       9/01/20(b).......................     1.70           1,915,000
                Kenosha IDR
                (Leblanc Corp. Project)
                Series 98A AMT
    1,500       12/01/18(b)......................     1.70           1,500,000
                Ladysmith SWDR
                (Cityforest Corp.
                Project)
                Series 98 AMT
    6,650       3/01/28(b).......................     4.85           6,650,000
                Milwaukee RAN
                Series 02B
   22,000       8/28/03..........................     2.75          22,187,209
                Onalaska IDA
                (Empire Screen Printing)
                Series 98 AMT
    1,855       5/01/18(b).......................     1.70           1,855,000
                Wisconsin Housing &
                Economic Development
                Authority
                Series 02C
    2,815       9/01/22(b).......................     1.63           2,815,000
                Wisconsin Housing &
                Economic Development
                Authority
                Series 02E AMT
    7,890       9/01/32(b).......................     1.63           7,890,000
                                                                --------------
                                                                    49,612,209
                                                                --------------
                WYOMING - 2.2%
                Campbell County IDR
                (Two Elk Power
                Generation Station
                Project)
                Series 00 AMT
   25,000       12/01/30(b)......................     1.60          25,000,000
                                                                --------------
                Total Municipal Bonds
                (amortized cost
                $979,837,211)....................                  979,837,211
                                                                --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                COMMERCIAL
                PAPER - 13.9%
                COLORADO - 2.7%
                Denver Airport
                (Subordinate Revenue
                Bond)
                Series 00A AMT
$  12,200       1/17/03..........................     1.40     $   12,200,000
                Denver Airport
                (Subordinate Revenue
                Bond)
                Series 00A AMT
   18,145       1/17/03..........................     1.65          18,145,000
                                                                --------------
                                                                    30,345,000
                                                                --------------
                FLORIDA - 4.1%
                Miami-Dade Aviation
                (Miami International
                Airport)
                Series A AMT
   22,593       2/12/03..........................     1.15          22,593,000
                Miami-Dade Aviation
                (Miami International
                Airport)
                Series A AMT
   13,558       1/15/03..........................     1.45          13,558,000
                Miami-Dade Aviation
                (Miami International
                Airport)
                Series A AMT
   10,000       1/09/03..........................     1.65          10,000,000
                                                                --------------
                                                                    46,151,000
                                                                --------------
                KENTUCKY - 2.7%
                Pendleton County
                (Kentucky Assoc. of
                County Leasing)
   15,000       1/10/03..........................     1.40          15,000,000
                Pendleton County
                (Kentucky Assoc. of
                County Leasing)
   15,000       1/16/03..........................     1.40          15,000,000
                                                                --------------
                                                                    30,000,000
                                                                --------------
                MINNESOTA - 0.9%
                St. Paul Metropolitan
                Airport
                (Subordinate Revenue
                Notes)
                Series B AMT
   10,500       1/10/03..........................     1.45          10,500,000
                                                                --------------
                PENNSYLVANIA - 0.5%
                Montgomery County
                IDA
                (Exelon Generation Co.)
                Series 96A
    5,000       1/24/03..........................     1.40           5,000,000
                                                                --------------
                TEXAS - 1.8%
                City of Austin
                (Travis & Williamson
                County)
                Series A
   10,000       1/09/03..........................     1.35          10,000,000
                Harris County Flood
                Control District
                (Contract Tax Notes)
                Series F
   10,000       3/11/03..........................     1.20          10,000,000
                                                                --------------
                                                                    20,000,000
                                                                --------------
                WASHINGTON - 1.2%
                Port of Seattle
                Series 01B-2 AMT
    8,575       1/09/03..........................     1.65           8,575,000
                Port of Tacoma
                (Subordinate Lien
                Revenue Notes)
                Series A
    5,000       1/28/03..........................     1.35           5,000,000
                                                                --------------
                                                                    13,575,000
                                                                --------------
                Total Commercial Paper
                (amortized cost
                $155,571,000).....................                 155,571,000
                                                                --------------
                TOTAL
                INVESTMENTS - 101.2%
                (amortized cost
                $1,135,408,211)...................               1,135,408,211
                Other assets less
                liabilities - (1.2%)..............                 (12,937,743)
                                                                --------------
                NET ASSETS - 100%
                (offering and redemption
                price of $1.00 per share;
                1,124,380,908 shares
                outstanding)......................              $1,122,470,468
                                                                ==============

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT  - Alternative Minimum Tax
     BAN  - Bond Anticipation Note
     COP  - Certificate of Participation
     EDA  - Economic Development Authority
     FSA  - Financial Security Assurance, Inc.
     GO   - General Obligation
     IDA  - Industrial Development Authority
     IDB  - Industrial Development Board
     IDR  - Industrial Development Revenue
     HFA  - Housing Finance Agency/Authority
     MFHR - Multi-Family Housing Revenue
     PCR  - Pollution Control Revenue
     RAN  - Revenue Anticipation Note
     SWDR - Solid Waste Disposal Revenue
     TAN  - Tax Anticipation Note
     TRAN - Tax & Revenue Anticipation Note

     See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002
(unaudited)                         Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                      $     9,657,866
EXPENSES
   Advisory fee (Note B) ........................................   $     3,092,231
   Distribution assistance and administrative service (Note C) ..         2,571,202
   Transfer agency (Note B) .....................................           202,195
   Custodian fees ...............................................           128,066
   Printing .....................................................            28,683
   Audit and legal fees .........................................            13,263
   Registration fees ............................................            10,540
   Trustees' fees ...............................................             1,500
   Miscellaneous ................................................            13,093
                                                                    ---------------
   Total expenses ...............................................                            6,060,773
                                                                                       ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                      $     3,597,093
                                                                                       ===============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                   Six Months Ended
                                                                   December 31, 2002      Year Ended
                                                                      (unaudited)       June 30, 2002
                                                                   =================   ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ........................................   $     3,597,093    $    13,523,131
   Net realized gain on investment transactions .................               -0-              1,100
                                                                    ---------------    ---------------
   Net increase in net assets from operations ...................         3,597,093         13,524,231
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income ........................................        (3,597,093)       (13,523,131)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease (Note E) ........................................      (144,205,541)       (83,463,335)
                                                                    ---------------    ---------------
   Total decrease ...............................................      (144,205,541)       (83,462,235)
NET ASSETS
   Beginning of period ..........................................     1,266,676,009      1,350,138,244
                                                                    ---------------    ---------------
   End of period ................................................   $ 1,122,470,468    $ 1,266,676,009
                                                                    ===============    ===============


--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal
Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2002.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $54,794 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio's expenses were reduced by $291 under an expense offset arrangement with AGIS.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $1,546,116. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $1,025,086, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $1,771,739, of which $4,619 expires in 2003 and $1,767,120 expires in 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2002, capital paid-in aggregated $1,124,370,908. Transactions, all at $1.00 per share, were as follows:

                                                   Six Months Ended        Year Ended
                                                   December 31, 2002        June 30,
                                                      (unaudited)             2002
                                                   =================     ==============
Shares sold ...................................      1,006,082,277        2,212,982,924
Shares issued on reinvestments of dividends ...          3,554,998           13,523,131
Shares redeemed ...............................     (1,153,842,816)      (2,309,969,390)
                                                    --------------       --------------
Net decrease ..................................       (144,205,541)         (83,463,335)
                                                    ==============       ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                       Six Months
                                          Ended
                                       December 31,                           Year Ended June 30,
                                           2002        ==================================================================
                                       (unaudited)       2002          2001          2000          1999          1998
                                       ============    ==========    ==========    ==========    ==========    ==========
Net asset value, beginning of period    $     1.00     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                        ----------     ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
Net investment income ...............         .003           .010          .029          .029          .024          .028
                                        ----------     ----------    ----------    ----------    ----------    ----------
Less: Dividends
Dividends from net
   investment income ................        (.003)         (.010)        (.029)        (.029)        (.024)        (.028)
                                        ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ......   $     1.00     $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                        ==========     ==========    ==========    ==========    ==========    ==========
Total Return
Total investment return based on
   net asset value(a) ...............          .29%          1.00%         2.97%         2.89%         2.42%         2.85%
Ratios/Supplemental Data
Net assets, end of period
   (in millions) ....................   $    1,122     $    1,267    $    1,350    $    1,209     $   1,168    $    1,196
Ratio to average net assets of:
   Expenses .........................          .98%(b)        .99%         1.00%         1.00%         1.00%          .98%
   Net investment income ............          .58%(b)       1.01%         2.92%         2.87%         2.38%         2.81%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b)  Annualized.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1) Members of the Audit Committee.

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

                      (This page left intentionally blank.)

Alliance Municipal Trust - General Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1| Option |2|
Fund Code |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTSR1202